UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
May 31, 2023
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Long Duration Credit Fund
HIGHLIGHTS
The Institutional Long Duration Credit Fund underperformed its benchmark in the 12-month period ended May 31, 2023.
The fund’s underweight in investment-grade corporate bonds and security selection within the sector both detracted from relative returns.
We switched to a more conservative positioning in terms of overall credit risk exposure, moving to a more underweight posture compared with the benchmark.
We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Long Duration Credit Fund
Market Commentary

Dear Investor
Major global stock and bond indexes produced mixed returns
during your fund’s fiscal year, the 12-month period ended
May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the 12-month period, growth stocks outperformed value
shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000
Growth Index and Nasdaq Composite Index performed the
best. Most currencies weakened versus the U.S. dollar over
the period, which weighed on returns for U.S. investors in
international securities.
Within the S&P 500 Index, the information technology
sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of 2023, helped in part
by growing investor enthusiasm for artificial intelligence
applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about
the ability of some commercial property owners to refinance
their debt.
Cheaper oil contributed to slowing inflation during the
period, although core inflation readings—which exclude
volatile food and energy prices—remained stubbornly high.
April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-
term lending benchmark rate from around 1.00% at the start of the period to a range of 5.00% to 5.25% by the end of May, the highest level since 2007. However, Fed officials have recently suggested that they might soon be ready to pause additional
rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year note climbing from 2.85% at
the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often
considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. At the end of May, the yield on the three-month Treasury bill was 188 basis points (1.88
percentage point) higher than the yield on the 10-year
Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to
have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover,
the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Long Duration Credit Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Long Duration Credit Fund returned -5.14%
in the 12 months ended May 31, 2023, underperforming its
benchmark, the Bloomberg U.S. Long Credit Bond Index.
( Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Despite experiencing a rebound in the year-to-date period, the
U.S. long-duration credit market, as measured by the
Bloomberg U.S. Long Credit Bond Index, generated negative
absolute returns over the past 12 months. Climbing Treasury
yields weighed broadly on bond market performance.
The fund’s underweight in investment-grade (IG) corporate
bonds and credit selection within the sector dampened
performance for the period. Similarly, the fund’s out-of-
benchmark allocation to U.S. Treasuries also detracted. As
measured by the benchmark, longer-dated corporate credit
spreads tightened over the period. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality government security.) Demand for IG corporate bonds was resilient despite periods of risk aversion as investors looked to lock in attractive long-term yields in the corporate space.
Within the IG corporate sector, the fund’s focus on usually less volatile intermediate-term corporate bonds weighed on relative performance. The credit curve compressed with investors
looking to gain long-term exposure to higher yielding debt and focusing interest on longer maturities. The banking industry turmoil in March caused additional compression in the credit curve as investors sold shorter-dated credit to raise liquidity.
While our cash bond exposure in the IG corporate sector was
a headwind for performance, the fund held material exposure
to credit derivatives during the period, and these positions, which can provide more liquid exposure to corporate credit
risk than cash bonds, meaningfully contributed to both
absolute and relative returns for the period.
Interest rate management, in aggregate, was negative. Elevated interest rate volatility, along with a slight steepening bias in yield curve positioning, pressured fund performance. Having
an incrementally shorter-than-benchmark duration posture in
January and February was beneficial. Exposure to interest rate derivatives, which the fund uses to efficiently manage duration exposures, had a moderately negative effect on absolute
performance. Without using these types of instruments, the
fund would have deviated from its benchmark-like duration
target due to our security selection preferences.
How is the fund positioned?
We switched to a more conservative positioning in terms of
overall risk exposure. The fund’s overall exposure to risk, as measured by duration times spread, moved to an underweight
posture compared with the benchmark in November 2022 as
recession risks began to rise, and we have maintained that
underweight risk positioning throughout 2023.
With increasing signals that the Federal Reserve’s hawkish
policies may be slowing inflation and the economy, we added
notably to U.S. Treasuries while reducing exposure to IG
corporate bonds. While we emphasize the potential benefits
that our research platform can give us in investing in spread sectors, rising Treasury yields have reached compelling levels and are looking more interesting as an asset class that can
provide real income and could serve as a risk hedge once again as inflation gradually declines and the market’s focus shifts to the growth outlook.
While IG corporate spreads were resilient after the market
shocks stemming from the regional banking turmoil in March,
the near-term outlook for credit remains uncertain as
companies start feeling the effects of higher interest rates.
Slowing growth and consumer spending may also be less
supportive for credit going forward, and we see more
downside risk than upside potential at current spread levels.
We also made reductions in emerging markets credit and
taxable municipal bonds.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Institutional Long Duration Credit
Fund 2.18% -5.14%
Bloomberg U.S. Long Credit Bond
Index 2.30 -4.52

T. ROWE PRICE Institutional Long Duration Credit Fund

From an interest rate management perspective, we moved to a
more neutral stance in late 2022 but ended the period with a slightly longer duration stance as the Federal Reserve indicated
that it would pause interest rate hikes in June.
What is portfolio management’s outlook?
The emergence of stress in the banking industry has added to economic uncertainty and created a challenge for the Fed as it tries to balance market stability with its goal of lowering
inflation. Although we believe the bank turmoil is
idiosyncratic in nature and due to unique risks at certain
banks rather than a fundamental, systemic issue, it comes at a time when global liquidity is rapidly falling, monetary policy is tight, and central banks have little scope to ease policy amid high inflation. Indeed, a recession is never desirable but may be necessary to bring inflation under control with a tight labor market continuing to fuel wage-growth pressures. The impact
of the banking problems on market confidence and credit
availability may have pulled an eventual recession forward
from 2024 to later this year.
We are also mindful of the potential liquidity challenges that could arise as the Federal Reserve begins to rebuild the
Treasury General Account through substantial Treasury bill
issuance, along with falling bank reserves in general as
investors seek higher-yielding alternatives to bank deposits.
Additionally, consumer spending has been supportive of the
economy, but falling excess savings data and rising
unemployment have added to recession risks.
While we wait for greater clarity on the economic outlook, we believe a relatively neutral duration posture and an
underweight in credit risk versus the benchmark is advisable.
But we will look to add duration when it becomes clearer that the Fed tightening cycle is finished. We believe this positioning should be beneficial if the Fed is forced to cut rates as a result of a slowing economy, which would drive intermediate-term
yields lower. Or, if the economy remains buoyant and the Fed pauses in the face of elevated inflation, it could drive long-end yields higher.
We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take
advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks. We remain confident
in our investment approach, which is built on a foundation of quantitative portfolio construction elements, augmented with fundamental insights from our deep global credit research
platform.
CREDIT QUALITY DIVERSIFICATION
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.44% of the portfolio at the end of the reporting period.
*
U.S. government agency securities are issued or guaranteed
by a U.S. government agency, and may include conventional
pass-through securities and collateralized mortgage
obligations; unlike Treasuries, government agency securities are not issued directly by the U.S. government and are
generally unrated but may have credit support from the
U.S. Treasury (e.g., FHLMC and FNMA issues) or a direct
government guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
**
U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government.
The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.

T. ROWE PRICE Institutional Long Duration Credit Fund

Risks of Investing in Fixed Income Securities
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks
include credit rating downgrades and defaults on scheduled
interest and principal payments. High yield corporate bonds
could have greater price declines than funds that invest
primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative
investments. International investments can be riskier than U.S.
investments because of the adverse effects of currency
exchange rates and differences in market structure and
liquidity, as well as specific country, regional, and economic developments.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Long Credit Bond
Index are service marks of Bloomberg Finance L.P. and its
affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain
purposes by T. Rowe Price. Bloomberg is not affiliated with
T. Rowe Price, and Bloomberg does not approve, endorse,
review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”)  do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Long Duration Credit Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL LONG DURATION CREDIT FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Institutional Long Duration Credit Fund
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
6/3/13
Institutional Long Duration Credit
Fund -5.14% 1.88% 3.05%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional Long Duration Credit Fund 0.45%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
12/1/22
Ending
Account
Value
5/31/23
Expenses
Paid During
Period*
12/1/22 to
5/31/23
Actual $1,000.00 $1,021.80 $2.27
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.69   2.27
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.45%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Long Duration Credit Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years
Since
Inception
6/3/13
Institutional Long Duration
Credit Fund -12.34% 1.93% 3.30%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period.
It shows how the fund would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional Long Duration Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68 $ 10 .06
Investment activities
Net investment income
(1)(2)
0 .34 0 .33 0 .36 0 .40 0 .40
Net realized and unrealized gain/loss ( 0 .79 ) ( 1 .76 ) 0 .15 1 .35 0 .66
Total from investment activities ( 0 .45 ) ( 1 .43 ) 0 .51 1 .75 1 .06
Distributions
Net investment income ( 0 .37 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 ) ( 0 .42 )
Net realized gain – ( 0 .27 ) ( 0 .40 ) ( 1 .00 ) ( 0 .02 )
Tax return of capital – ( 0 .03 ) – – –
Total distributions ( 0 .37 ) ( 0 .68 ) ( 0 .81 ) ( 1 .43 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68
Ratios/Supplemental Data
Total return
(2)(3)
( 5 .14 ) % ( 14 .69 ) % 4 .39% 17 .12% 10 .94%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .46% 0 .45%
Net expenses after waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .46% 0 .45%
Net investment income 4 .26% 3 .21% 3 .19% 3 .56% 4 .00%
Portfolio turnover rate 46 .7% 59 .9% 50 .9% 70 .5% 51 .2%
Net assets, end of period (in thousands) $ 55,544 $ 24,849 $ 19,168 $ 23,979 $ 34,038
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 65.1%
Banking 10.9%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32  (1) 200 207
Bank of America, 5.00%, 1/21/44  250 237
Bank of America, VR, 2.676%,
6/19/41  (2) 200 137
Bank of America, VR, 3.824%,
1/20/28  (2) 100 94
Bank of America, VR, 4.33%,
3/15/50  (2) 455 383
Barclays, VR, 7.437%, 11/2/33  (2) 200 218
BNP Paribas, VR, 2.871%, 4/19/32  (1)
(2) 200 165
Capital One Financial, VR, 3.273%,
3/1/30  (2) 250 213
Citigroup, 4.65%, 7/30/45  530 470
Citigroup, VR, 6.174%, 5/25/34  (2) 115 117
Goldman Sachs Group, 2.60%, 2/7/30  100 86
Goldman Sachs Group, 4.75%,
10/21/45  315 282
Goldman Sachs Group, 5.15%,
5/22/45  200 184
HSBC Holdings, 7.625%, 5/17/32  155 165
JPMorgan Chase, 5.625%, 8/16/43  405 407
JPMorgan Chase, VR, 3.882%,
7/24/38  (2) 430 369
Lloyds Banking Group, 4.344%, 1/9/48  200 150
Morgan Stanley, 4.30%, 1/27/45  150 129
Morgan Stanley, VR, 3.971%,
7/22/38  (2) 200 170
NatWest Group, VR, 6.016%,
3/2/34  (2) 250 255
Standard Chartered, VR, 6.301%,
1/9/29  (1)(2) 200 203
State Street, VR, 5.159%, 5/18/34  (2) 305 303
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  (3) 200 208
UBS Group, VR, 3.179%, 2/11/43  (1)
(2) 200 140
Wells Fargo, VR, 2.393%, 6/2/28  (2) 150 134
Wells Fargo, VR, 3.068%, 4/30/41  (2) 500 364
Wells Fargo Bank, 6.60%, 1/15/38  250 274
6,064
Basic Industry 2.7%
Dow Chemical, 4.80%, 5/15/49  190 164
Ecolab, 2.70%, 12/15/51  (3) 300 194
Ecolab, 3.70%, 11/1/46  30 23
International Paper, 4.35%, 8/15/48  (3) 139 115
LYB International Finance III, 5.625%,
5/15/33  250 249
Newmont, 5.45%, 6/9/44  195 191
Nucor, 4.40%, 5/1/48  75 63
Southern Copper, 5.25%, 11/8/42  200 186
Westlake, 3.125%, 8/15/51  500 308
1,493
Par/Shares $ Value
(Amounts in 000s)
‡
Brokerage Assetmanagers
Exchanges 0.3%
Nasdaq, 3.95%, 3/7/52  220 169
169
Capital Goods 2.4%
L3Harris Technologies, 4.854%,
4/27/35  280 269
Martin Marietta Materials, 4.25%,
12/15/47  305 251
Masco, 4.50%, 5/15/47  360 287
Raytheon Technologies, 4.45%,
11/16/38  145 134
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  300 174
Vulcan Materials, 4.50%, 6/15/47  130 111
Waste Connections, 2.95%, 1/15/52  175 116
1,367
Communications 9.7%
AT&T, 3.50%, 6/1/41  450 341
AT&T, 3.80%, 12/1/57  1,028 725
Bell Canada, 5.10%, 5/11/33  250 248
Charter Communications Operating,
3.70%, 4/1/51  200 123
Charter Communications Operating,
5.75%, 4/1/48  425 352
Comcast, 2.45%, 8/15/52  350 210
Comcast, 3.90%, 3/1/38  150 130
Comcast, 4.049%, 11/1/52  755 614
Cox Communications, 2.95%,
10/1/50  (1) 230 142
Crown Castle, 4.75%, 5/15/47  185 159
Meta Platforms, 5.60%, 5/15/53  180 180
Rogers Communications, 4.35%,
5/1/49  175 136
Rogers Communications, 4.50%,
3/15/42  (1) 160 131
Rogers Communications, 5.00%,
3/15/44  150 132
T-Mobile USA, 5.05%, 7/15/33  250 246
T-Mobile USA, 5.75%, 1/15/54  130 132
Time Warner Cable, 5.875%, 11/15/40  200 173
Verizon Communications, 2.987%,
10/30/56  1,336 823
Videotron, 5.125%, 4/15/27  (1)(3) 70 67
Vodafone Group, 4.875%, 6/19/49  230 198
Warnermedia Holdings, 5.05%,
3/15/42  135 109
5,371
Consumer Cyclical 3.5%
Amazon.com, 4.95%, 12/5/44  250 252
AutoZone, 4.75%, 2/1/33  250 243
Best Buy, 1.95%, 10/1/30  200 161
Home Depot, 4.20%, 4/1/43  250 219
Home Depot, 4.40%, 3/15/45  200 179
Lowe's, 5.85%, 4/1/63  300 292
Magna International, 5.50%, 3/21/33  270 275
McDonald's, 4.20%, 4/1/50  90 76

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tractor Supply, 5.25%, 5/15/33  250 249
1,946
Consumer Non-Cyclical 11.8%
AbbVie, 4.25%, 11/21/49  735 623
AbbVie, 4.50%, 5/14/35  200 189
Altria Group, 5.80%, 2/14/39  140 135
Amgen, 5.65%, 3/2/53  525 521
Anheuser-Busch, 4.90%, 2/1/46  380 360
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 317
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  200 209
Astrazeneca Finance, 4.875%, 3/3/33  200 204
Banner Health, 2.913%, 1/1/51  115 77
Becton Dickinson & Company, 4.669%,
6/6/47  200 179
Biogen, 3.15%, 5/1/50  270 181
Centra Health, 4.70%, 1/1/48  190 161
Cigna Group, 3.875%, 10/15/47  370 285
CommonSpirit Health, 3.91%, 10/1/50  170 130
CommonSpirit Health, 4.187%,
10/1/49  135 108
CVS Health, 4.125%, 4/1/40  130 108
CVS Health, 5.05%, 3/25/48  465 420
CVS Health, 6.00%, 6/1/63  250 251
Hackensack Meridian Health, 4.211%,
7/1/48  170 143
HCA, 4.375%, 3/15/42  (1) 80 65
HCA, 5.90%, 6/1/53  250 242
Mars, 4.75%, 4/20/33  (1) 225 223
Merck, 5.00%, 5/17/53  340 341
Nestle Holdings, 4.85%, 3/14/33  (1) 300 308
Pfizer Investment Enterprises, 5.30%,
5/19/53  190 195
Reynolds American, 5.70%, 8/15/35  150 140
Reynolds American, 5.85%, 8/15/45  200 175
Tyson Foods, 5.10%, 9/28/48  195 176
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 86
6,552
Electric 6.6%
AEP Texas, 5.40%, 6/1/33  220 220
American Electric Power, 5.625%,
3/1/33  250 254
Appalachian Power, 6.375%, 4/1/36  145 153
Baltimore Gas & Electric, 5.40%,
6/1/53  95 95
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 323
Commonwealth Edison, 5.30%, 2/1/53  40 40
Duke Energy, 3.75%, 9/1/46  130 97
Duke Energy Indiana, 5.40%, 4/1/53  70 69
Duke Energy Progress, 5.35%, 3/15/53  200 200
El Paso Electric, 5.00%, 12/1/44  110 97
Exelon, 4.10%, 3/15/52  170 134
Florida Power & Light, 2.875%,
12/4/51  130 88
Georgia Power, 4.95%, 5/17/33  140 138
Par/Shares $ Value
(Amounts in 000s)
‡
Kentucky Utilities, 4.375%, 10/1/45  200 168
Louisville Gas & Electric, 4.375%,
10/1/45  100 84
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.25%, 2/28/53  85 80
Pacific Gas & Electric, 6.15%, 1/15/33  150 148
Pennsylvania Electric, 6.15%, 10/1/38  165 165
Public Service Company of Colorado,
5.25%, 4/1/53  100 98
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 45
Southern, 4.25%, 7/1/36  430 384
Southern California Edison, 5.875%,
12/1/53  250 254
Southern California Edison, Series C,
4.125%, 3/1/48  150 120
Vistra Operations, 4.30%, 7/15/29  (1) 225 201
3,684
Energy 3.8%
Diamondback Energy, 4.25%, 3/15/52  170 128
Enbridge Energy Partners, 7.375%,
10/15/45  120 136
Energy Transfer, 6.50%, 2/1/42  195 194
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 210
MPLX, 5.65%, 3/1/53  300 274
Ovintiv, 6.25%, 7/15/33  75 74
Southern Natural Gas, 4.80%,
3/15/47  (1) 205 167
Spectra Energy Partners, 5.95%,
9/25/43  115 112
Suncor Energy, 4.00%, 11/15/47  310 236
Targa Resources, 4.95%, 4/15/52  80 63
Targa Resources, 6.50%, 2/15/53  100 97
Transcanada Trust, VR, 5.30%,
3/15/77  (2) 120 104
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 229
Williams, 4.85%, 3/1/48  100 85
2,109
Finance Companies 0.9%
AerCap Ireland Capital, 3.40%,
10/29/33  300 238
GATX, 5.45%, 9/15/33  250 245
483
Insurance 4.6%
American International Group, 5.125%,
3/27/33  75 73
Chubb INA Holdings, 2.85%,
12/15/51  (3) 100 68
Elevance Health, 4.375%, 12/1/47  355 304
Elevance Health, 5.125%, 2/15/53  100 96
Equitable Holdings, 5.594%, 1/11/33  100 98
Humana, 5.50%, 3/15/53  75 74
Jackson Financial, 4.00%, 11/23/51  300 196
Liberty Mutual Group, 4.85%,
8/1/44  (1) 180 151

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Marsh & McLennan, 5.45%, 3/15/53  200 199
Principal Financial Group, 6.05%,
10/15/36  235 244
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44  (1) 200 182
UnitedHealth Group, 3.50%, 8/15/39  300 250
UnitedHealth Group, 5.875%, 2/15/53  550 602
2,537
Miscellaneous 0.4%
Ally Financial, 8.00%, 11/1/31  200 208
208
Natural Gas 0.7%
NiSource, 3.95%, 3/30/48  260 205
NiSource, 5.40%, 6/30/33  75 75
Sempra Energy, 4.00%, 2/1/48  120 93
373
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, 4.75%,
4/15/35  70 65
Essex Portfolio, 4.50%, 3/15/48  130 106
NNN REIT, 4.80%, 10/15/48  235 192
Simon Property Group, 5.85%, 3/8/53  200 196
559
Technology 3.8%
Apple, 2.95%, 9/11/49  400 294
Apple, 4.85%, 5/10/53  (3) 200 201
Fiserv, 4.40%, 7/1/49  185 153
Fiserv, 5.60%, 3/2/33  85 87
Microsoft, 2.921%, 3/17/52  250 184
Oracle, 3.95%, 3/25/51  350 257
Oracle, 5.55%, 2/6/53  380 355
Texas Instruments, 5.00%, 3/14/53  250 249
Texas Instruments, 5.05%, 5/18/63  180 176
Workday, 3.80%, 4/1/32  (3) 200 180
2,136
Transportation 2.0%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 73
Canadian Pacific Railway, 3.10%,
12/2/51  125 86
CSX, 4.30%, 3/1/48  140 120
CSX, 4.50%, 11/15/52  400 354
ERAC USA Finance, 5.40%, 5/1/53  (1) 250 245
Norfolk Southern, 4.837%, 10/1/41  250 230
1,108
Total Corporate Bonds (Cost
$41,043) 36,159
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 5.50%, 6/27/44  175 97
Petroleos Mexicanos, 7.69%,
1/23/50  (3) 200 130
227
Sovereign 1.5%
Republic of Panama, 4.50%, 1/19/63  200 144
Par/Shares $ Value
(Amounts in 000s)
‡
State of Qatar, 4.40%, 4/16/50  (1) 200 181
United Mexican States, 4.40%, 2/12/52  400 311
United Mexican States, 6.338%, 5/4/53  200 201
837
Total Foreign Government
Obligations & Municipalities (Cost
$1,295) 1,064
MUNICIPAL SECURITIES 6.4%
California 1.1%
California, Various Purpose, GO,
5.20%, 3/1/43  350 344
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 240
584
Florida 1.0%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 101
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 211
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  275 222
534
Georgia 0.4%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  191 210
210
Illinois 0.1%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 81
81
Louisiana 0.2%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 86
86
Maryland 0.2%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 122
122
Massachusetts 0.5%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 125
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 156
281
Michigan 0.4%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 224
224
Minnesota 0.2%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 126
126

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tennessee 0.1%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 55
55
Texas 1.7%
Board of Regents of the Univ. of Texas
System, Series D, Build America,
5.134%, 8/15/42  200 211
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 117
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 76
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  280 236
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 137
Texas Natural Gas Securitization Fin.,
Series 2023-1, Class A2, 5.169%,
4/1/41  45 47
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 102
926
Virginia 0.5%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 199
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 101
300
Total Municipal Securities (Cost
$3,880) 3,529
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%
Commercial Mortgage-Backed
Securities 1.2%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 394
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 252
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$654) 646
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 22.6%
U.S. Treasury Obligations 22.6%
U.S. Treasury Bonds, 1.75%, 8/15/41  620 437
U.S. Treasury Bonds, 2.00%, 8/15/51  90 61
U.S. Treasury Bonds, 2.25%, 2/15/52  540 390
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Bonds, 2.375%, 2/15/42  75 59
U.S. Treasury Bonds, 2.50%, 2/15/45  85 66
U.S. Treasury Bonds, 3.00%, 8/15/52  480 408
U.S. Treasury Bonds, 3.375%, 8/15/42  4,405 4,024
U.S. Treasury Bonds, 3.625%, 2/15/53  2,130 2,047
U.S. Treasury Bonds, 3.875%, 2/15/43  4,150 4,074
U.S. Treasury Bonds, 4.00%, 11/15/52  975 1,003
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $12,674) 12,569
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.11%  (4)(5) 549 549
Total Short-Term Investments (Cost
$549) 549
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 5.11%  (4)(5) 194 194
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 194
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.11%  (4)(5) 535 535
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 535
Total Securities Lending Collateral
(Cost $729) 729
Total Investments in Securities
99.5% of Net Assets
(Cost $60,824) $ 55,245

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,778 and represents
5.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(4) Seven-day yield
(5) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 2,970 76 (85) 161
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 2,500 53 6 47
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/27 3,200 42 14 28
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 2,750 36 24 12
Total Centrally Cleared Credit Default Swaps, Protection Sold 248
Total Centrally Cleared Swaps 248
Net payments (receipts) of variation margin to date (261)
Variation margin receivable (payable) on centrally cleared swaps $ (13)
** Includes interest purchased or sold but not yet collected of $15.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 14 U.S. Treasury Long Bond contracts 9/23 1,797 $ 20
Long, 4 U.S. Treasury Notes five year contracts 9/23 436 —
Short, 8 U.S. Treasury Notes ten year contracts 9/23 (916) (2)
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on open futures contracts $ 9

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 20 ++
Totals $ — # $ — $ 20 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government Reserve Fund, 5.11% $ 419 ¤ ¤ $ 1,278
Total $ 1,278 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,278.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $60,824) $ 55,245
Interest receivable 619
Cash deposits on centrally cleared swaps 599
Receivable for shares sold 351
Cash deposits on futures contracts 55
Cash 21
Variation margin receivable on futures contracts 9
Total assets 56,899
Liabilities
Obligation to return securities lending collateral 729
Payable for investment securities purchased 521
Investment management and administrative fees payable 35
Payable for shares redeemed 23
Variation margin payable on centrally cleared swaps 13
Other liabilities 34
Total liabilities 1,355
NET ASSETS $ 55,544
Net Assets Consist of:
Total distributable earnings (loss) $ (8,624)
Paid-in capital applicable to 7,146,954 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 64,168
NET ASSETS $ 55,544
NET ASSET VALUE PER SHARE $ 7.77

T. ROWE PRICE Institutional Long Duration Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 1,449
Dividend 20
Securities lending 2
Total income 1,471
Expenses
Investment management and administrative expense 141
Net investment income 1,330
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (638)
Futures (128)
Swaps (152)
Net realized loss (918)
Change in net unrealized gain / loss
Securities (2,081)
Futures 42
Swaps 372
Change in net unrealized gain / loss (1,667)
Net realized and unrealized gain / loss (2,585)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (1,255)

T. ROWE PRICE Institutional Long Duration Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,330 $ 857
Net realized loss (918) (1,361)
Change in net unrealized gain / loss (1,667) (5,727)
Decrease in net assets from operations (1,255) (6,231)
Distributions to shareholders
Net earnings (1,489) (1,767)
Tax return of capital – (66)
Decrease in net assets from distributions (1,489) (1,833)
Capital share transactions
*
Shares sold 34,945 20,981
Distributions reinvested 1,105 800
Shares redeemed (2,611) (8,036)
Increase in net assets from capital share transactions 33,439 13,745
Net Assets
Increase during period 30,695 5,681
Beginning of period 24,849 19,168
End of period $ 55,544 $ 24,849
*Share information (000s)
Shares sold 4,439 1,924
Distributions reinvested 140 78
Shares redeemed (326) (899)
Increase in shares outstanding 4,253 1,103

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Institutional Long Duration Credit Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 53,967 $ — $ 53,967
Short-Term Investments 549 — — 549
Securities Lending Collateral 729 — — 729
Total Securities 1,278 53,967 — 55,245
Swaps* — 248 — 248
Futures Contracts* 20 — — 20
Total $ 1,298 $ 54,215 $ — $ 55,513
Liabilities
Futures Contracts* $ 2 $ — $ — $ 2
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31,
2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 20
Credit derivatives Centrally Cleared Swaps 248
*
Total $ 268
*
Liabilities
Interest rate derivatives Futures $ 2
Total $ 2
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (128) $ — $ (128)
Credit derivatives — (152) (152)
Total $ (128) $ (152) $ (280)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 42 $ — $ 42
Credit derivatives — 372 372
Total $ 42 $ 372 $ 414

T. ROWE PRICE Institutional Long Duration Credit Fund

on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
May 31, 2023, cash of $654,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 13% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality.
As of May 31, 2023, the notional amount of protection sold by the fund totaled $11,420,000 (20.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 13% and 23% of net assets.

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $703,000; the value of cash collateral and related investments was $729,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $22,232,000 and
$1,184,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated $24,810,000 and
$13,386,000, respectively, for the year ended May 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Institutional Long Duration Credit Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains, if any) $ 1,489 $ 1,284
Long-term capital gain — 483
Return of capital — 66
Total distributions $ 1,489 $ 1,833
($000s)
Cost of investments $ 61,071
Unrealized appreciation $ 170
Unrealized depreciation (5,995)
Net unrealized appreciation (depreciation) $ (5,825)
($000s)
Overdistributed ordinary income $ (83)
Net unrealized appreciation (depreciation) (5,825)
Loss carryforwards and deferrals (2,716)
Total distributable earnings (loss) $ (8,624)

T. ROWE PRICE Institutional Long Duration Credit Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Long Duration Credit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Long Duration Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Institutional
Long Duration Credit Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the
"Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Long Duration Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $1,221,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Long Duration Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Long Duration Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023
(Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE Institutional Long Duration Credit Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which reflects the fund’s all-inclusive management fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile
(Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

T. ROWE PRICE Institutional Long Duration Credit Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [210]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [210]
Advisory Board Member; Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [210]
Advisory Board Member; Board of Trustees Member and Chief Executive Officer (2019 to present), President
(2018 to present), Executive Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President
and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit Dividends Through Diversity, Equity & Inclusion
CEO Council, Nareit 2021 Audit and Investment Committee (2021); Advisory Board, Ross Business School at
University of Michigan (2015 to 2016); Member and Chair of the Finance Committee, National Multifamily Housing
Council (2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to
2017); Director, Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of Directors and Chair of the Finance Committee,
Greater Chicago Food Depository (July 2017 to present)
Kellye L. Walker (1966)
2021 [210]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Institutional Long Duration Credit Fund

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Institutional Income Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Michael F. Connelly, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael Patrick Daley (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Amit Deshpande, CFA, FRM (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Stephen M. Finamore, CFA (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Michael J. Grogan, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Institutional Long Duration Credit Fund

Name (Year of Birth)
Position Held With Institutional Income Funds Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael Lambe, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Robert M. Larkins, CFA (1973)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Yongheon Lee (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paul M. Massaro, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Andrew C. McCormick (1960)
President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael J. McGonigle (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Miso Park, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Rodney M. Rayburn, CFA (1970)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Theodore E. Robson, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Robert D. Thomas (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Wesley Ross Trowbridge (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional Long Duration Credit Fund

Name (Year of Birth)
Position Held With Institutional Income Funds Principal Occupation(s)
Bineesha Wickremarachchi, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Rebecca Willey  (1987)
Vice President
Vice President, T. Rowe Price
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307 - 2916541 E151-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023